SIGNIFICANT ACCOUNTING POLICIES - Disposition (Details) - USD ($) $ in Millions	1 Months Ended			3 Months Ended	12 Months Ended
	Aug. 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Transactions
Debt instrument, term					30 years
Ten year 2020 senior notes
Debt Transactions
Aggregate principal amount			$ 750.0
Interest rate (as a percent)			4.80%
Effective interest rate (as a percent)			4.58%
Debt instrument, term			10 years
364-day Revolving Credit Agreement
Debt Transactions
Maximum borrowing capacity under the credit agreement		$ 500.0
Debt instrument, term		364 days
April 2020 Term Credit Agreement
Debt Transactions
Maximum borrowing capacity under the credit agreement		$ 305.0
Ten year August 2020 senior notes
Debt Transactions
Aggregate principal amount	$ 600.0
Interest rate (as a percent)	1.30%
Debt instrument, term	10 years
Thirty year August 2020 senior notes
Debt Transactions
Aggregate principal amount	$ 500.0
Interest rate (as a percent)	2.125%
Debt instrument, term	30 years
Series B private placement senior notes due 2023
Debt Transactions
Aggregate principal amount					$ 250.0	$ 250.0
Interest rate (as a percent)	4.32%
Effective interest rate (as a percent)					4.36%	4.36%
Ten year 2011 senior notes
Debt Transactions
Aggregate principal amount					$ 1,020.0
Interest rate (as a percent)	4.35%
Effective interest rate (as a percent)					4.43%	4.43%
Debt instrument, term					10 years
Holchem Group Limited [Member] | Subsequent event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total Consideration				$ 106.6
Proceeds from Divestiture of Businesses				55.4
Disposal Group Including Discontinued Operation, Consideration, Notes Receivable				51.2
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal After Tax				16.3
Disposal Group, Including Discontinued Operation, Revenue				$ 55.0